UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21507

Wells Fargo Advantage Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31, 2012

Date of reporting period: February 28, 2013

ITEM 1.	REPORT TO SHAREHOLDERS

Wells Fargo Advantage

Utilities and High Income Fund

Semi-Annual Report

February 28, 2013

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

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The views expressed and any forward-looking statements are as of February 28, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Utilities and High Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Utilities and High Income Fund for the six-month period that ended February 28, 2013. The macroeconomic picture was dominated by continued concerns about the possible effects that the ongoing European sovereign debt crisis would have on the global economy. However, relatively solid economic data in the U.S. and efforts by European authorities to address the sovereign debt issue seemed to alleviate investor fears and supported global stock markets. Utilities stocks posted solid returns but underperformed the broader market. High-yield bonds, however, outperformed the broader bond market on strong demand from yield-hungry investors in a low-yielding environment.

The period was dominated by worries that ongoing debt problems in the eurozone would affect global economic growth.

Entering the period, concerns about the eurozone sovereign debt situation held center stage as investors again focused on economic weakness in southern European economies. Because many eurozone banks owned southern European debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of a possible southern European debt default on the global financial system and economy. Ongoing weakness in the Greek economy made it difficult for the country to meet previously agreed upon austerity targets. Toward the end of the reporting period, political risk resurfaced in both Italy and Spain. In Italy, Prime Minister Mario Monti, an economist who was appointed to implement austerity measures and labor market reforms, had resigned in December 2012. However, Italy’s general election in February 2013 resulted in no party winning a clear majority in the Senate, leading to a hung parliament.

European leaders took concerted action to calm investor concerns. In September 2012, the European Central Bank (ECB) announced that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had applied for a formal bailout through either the European Financial Stability Facility or the European Stability Mechanism. In another positive sign, in late November 2012, finance ministers from the 17-country eurozone and the International Monetary Fund struck a deal aimed at reducing Greece’s debt by the year 2020.

Central banks continued to provide stimulus.

Major central banks, including the U.S. Federal Reserve (Fed) and the ECB, continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. The ECB was similarly aggressive, keeping its key rate at a historic low of 0.75%. Just prior to the beginning of the reporting period, the FOMC announced its intention to keep interest rates low until at least mid-2015 in order to support the sluggish economy. The Fed also announced open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market.

Stock markets posted solid gains in an eventful period.

Aggressive central bank actions helped support stock prices, as did relatively solid economic data. For much of the reporting period, the U.S. stock market benefited from favorable gross domestic product (GDP) data. Even though the GDP growth rate moderated from 3.1% (annualized) in the third quarter of 2012 to 0.1% (annualized) in the fourth quarter, many investors attributed the weak number to

Letter to shareholders (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	3

the aftereffects of Hurricane Sandy on the Eastern Seaboard. Consequently, the U.S. stock market remained resilient. European stocks also posted gains, despite anxiety late in the period about Italy’s political situation, as European authorities continued to address the continent’s credit crisis. Utilities stocks participated in the general market gain but lagged more economically sensitive sectors such as industrials.

Within the fixed-income market, historically low interest rates continued to support bond prices, leading to generally positive returns across the asset class. High-yield debt further benefited from a continued low rate of credit defaults, as the favorable interest-rate environment allowed companies to reduce interest expense by refinancing higher-coupon debt. High-yield bonds thus outperformed the broad fixed-income market.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the European credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Within the fixed-income market, historically low interest rates continued to support bond prices, leading to generally positive returns across the asset class.

4	Wells Fargo Advantage Utilities and High Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a high level of current income and moderate capital growth, with an emphasis on providing tax-advantaged dividend income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Crow Point Partners, LLC

Wells Capital Management Incorporated

Portfolio managers

Niklas Nordenfelt, CFA

Timothy P. O’Brien, CFA

Phillip Susser

Average annual total return1 (%) as of Feburary 28, 2013

	1 year	5 year	Since inception 4-28-2004
Based on market value	6.84	(5.77)	6.70
Based on net asset value (NAV) per share	10.50	0.55	7.68

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sales of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. To obtain performance information current to the most recent month-end, please call 1.800.222.8222.

The Fund’s annualized expense ratio for the six months ended February 28, 2013, is 1.24% which includes 0.22% of interest expense.

The Fund is leveraged through borrowings and may issue preferred shares. The use of leverage results in certain risks including, among others, the likelihood of greater volatility of net asset value and the market price of common shares. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. A fund which concentrates its investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector. Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors. Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track. High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

1.	Total returns based on market value are calculated assuming a purchase of common stock at the closing market price prior to the first day’s opening market price and a sale at the last day’s closing market price for the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of period. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total returns do not reflect brokerage commissions or sales charges. If these charges were included, the returns would be lower.

2.	This chart does not reflect any brokerage commissions or sales charges.

Performance highlights (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	5

MANAGER’S DISCUSSION

Strategy

In the six-month period that ended February 28, 2013, the Fund’s equity portfolio was positioned somewhat defensively, with an above-average cash allocation. The Fund also modestly increased its weighting in utilities and telecommunication services preferred stocks. Short-term industry fundamentals remained mixed. Electricity demand continues to be anemic at best, with higher industrial sales more than offset by weak residential and commercial sales. Among U.S. utilities, the Fund was more focused on fully regulated integrated and network utilities and relatively less exposed to utilities companies with direct or indirect commodity risk. The Fund maintained a modest exposure to European utilities and telecommunication services names in anticipation of a nascent recovery in Europe.

The equity allocation of the Fund continued to be managed with a focus on income generation. The Fund’s equity investment process includes a dividend capture strategy, which is used in an attempt to achieve the Fund’s primary investment objective of high current income. In employing dividend capture, a fund purchases a stock before an ex-dividend date, becomes entitled to the dividend, and then typically sells the stock on or after the stock’s ex-dividend date. This may result in a lack of capital appreciation over time, which may also lead to erosion in the value of the fund. Dividend capture may also increase the portfolio turnover rate and related transaction costs of the fund.

High-yield bonds continued to benefit from rising stock prices (as high-yield bonds often trade in sympathy with stocks), relatively low volatility, and strong investor interest due to a dearth of attractive income opportunities. In addition, companies that issue high-yield debt were generally successful at cutting costs and at refinancing older, higher-cost debt at lower yields. Although leveraged buyout activity and debt-funded dividends continue to increase, we are still below the levels seen in 2007, and individual high-yield company leverage levels appear to be consistent with historical averages.

Ten largest holdings[3] (%) as of February 28, 2013
Great Plains Energy Incorporated	5.85
ITC Holdings Corporation	4.55
Nextera Energy Incorporated	4.51
Deutsche Post AG	4.02
Scana Corporation	4.01
Northeast Utilities	3.77
Duke Energy Corporation	3.62
The Williams Companies Incorporated	3.11
National Fuel Gas Company	2.61
Spectra Energy Corporation	2.60

Credit quality[4] as of February 28, 2013

Contributors to performance

Within its equity holdings, the Fund’s position in Deutsche Post AG was a major contributor to performance. Other significant contributors included ITC Holdings Corporation; Nextera Energy Incorporated; Northeast Utilities; AOL Incorporated; DISH Network Corporation; Comcast Corporation Class A; Sempra Energy; NV Energy Incorporated; and VimpelCom Limited ADR. The Fund also participated in the strong appreciation of the high-yield bond market, and a position in Sprint Nextel Corporation was a significant contributor.

Detractors from performance

Within the equity portfolio, the Fund’s European names generally detracted from performance, with Telecom Italia SpA and France Telecom SA lagging badly while Italian utility Enel SpA lagged slightly. In addition, the Fund’s largest position, Great Plains Energy Incorporated, was a modest detractor.

The high-yield component lagged the broader high-yield market because the Fund holds relatively shorter-maturity bonds, which detracted in a market that rewarded more-volatile issues. Holding relatively shorter-maturity bonds detracted in a market that rewarded higher-risk issues.

3.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

4.	Credit quality is subject to change and is calculated based on the total market value of bonds.The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

6	Wells Fargo Advantage Utilities and High Income Fund	Performance highlights (unaudited)

Country allocation[5] as of February 28, 2013

Management Outlook

The stock team hopes that what appears to be a modest economic recovery in the U.S. will be sustained in the coming months. While stronger economic growth would be positive for utilities suffering from weak sales, growth will also eventually result in rising interest rates as the Federal Reserve withdraws monetary stimulus. Rising interest rates would be a headwind for dividend-paying utilities stocks. Although the team has substantially reduced the cash position, the stock portfolio remains somewhat defensively positioned. At some point, the team may want to move out of the more defensive fully regulated names currently held in the Fund and into some less defensively-positioned commodity-sensitive utilities.

The high-yield team believes that two scenarios could derail the high-yield market. One would be a meaningful increase in U.S. Treasury yields, which could create a viable alternative to corporate credit. A more likely near-term scenario would be a large and sustained drop in equities, which would likely put fear into market participants and spark outflows from the high-yield market. The factor that has historically tended to cause a high-yield sell-off, a sharply rising default rate, appears to be a ways off at this point unless the economy experiences an unexpected shock. The team believes that the fundamentals of high-yield companies, combined with paltry yield alternatives and a significant risk of rising rates, make high yield a reasonable alternative to other fixed-income assets on a risk-adjusted basis. However, the run-up in high-yield bond prices makes the asset class more subject to price risk, especially if equities should experience heightened volatility.

5.	Country allocation is subject to change and is calculated based on the total long-term investments of the Fund.

Summary portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	7

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/utilitiesandhighincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 63.18%

Consumer Discretionary: 3.00%

Media: 3.00%
Comcast Corporation Class A	40,300	$1,603,537	1.44%
DISH Network Corporation	50,000	1,740,000	1.56

		3,343,537	3.00

Energy: 7.69%

Oil, Gas & Consumable Fuels: 7.69%
EQT Corporation	15,000	946,350	0.85
QR Energy LP	50,000	870,500	0.78
Spectra Energy Corporation	100,000	2,904,000	2.60
The Williams Companies Incorporated	100,000	3,471,000	3.11
Other securities		392,089	0.35

		8,583,939	7.69

Industrials: 4.09%

Air Freight & Logistics: 4.02%
Deutsche Post AG	200,000	4,487,174	4.02

Building Products: 0.07%
Other securities		74,790	0.07

Information Technology: 1.96%

Internet Software & Services: 1.96%
AOL Incorporated	59,200	2,184,480	1.96

Telecommunication Services: 7.47%

Diversified Telecommunication Services: 5.03%
BCE Incorporated	16,000	721,120	0.65
France Telecom SA	150,000	1,452,881	1.30
Tele2 AB Series B	50,000	796,301	0.71
Telecom Italia SpA	2,000,000	1,289,883	1.16
Telefonica Brasil ADR	18,600	490,296	0.44
Windstream Corporation	100,000	859,000	0.77

		5,609,481	5.03

Wireless Telecommunication Services: 2.44%
Shenandoah Telecommunications Company	40,000	576,400	0.52
Turkcell Iletisim Hizmetleri AS ADR †	50,000	825,500	0.74
VimpelCom Limited ADR	100,000	1,194,000	1.07
Other securities		125,700	0.11

		2,721,600	2.44

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Utilities and High Income Fund	Summary portfolio of investments—February 28, 2013 (unaudited)

Security name	Shares	Value	Percent of net assets

Utilities: 38.97%

Electric Utilities: 29.94%
American Electric Power Company Incorporated	25,000	$1,169,750	1.05%
Duke Energy Corporation	30,514	2,113,095	1.89
Enel SpA	350,000	1,266,644	1.13
Great Plains Energy Incorporated	298,810	6,522,995	5.85
Hera SpA	1,467,400	2,488,577	2.23
IDACORP Incorporated	25,000	1,167,250	1.05
ITC Holdings Corporation	60,000	5,071,200	4.55
Nextera Energy Incorporated	70,000	5,030,900	4.51
Northeast Utilities	101,312	4,205,461	3.77
NV Energy Incorporated	75,000	1,482,000	1.33
The Southern Company	60,000	2,700,600	2.42
Other securities		169,955	0.16

		33,388,427	29.94

Gas Utilities: 2.85%
National Fuel Gas Company	50,000	2,909,500	2.61
Other securities		268,440	0.24

		3,177,940	2.85

Multi-Utilities: 3.98%
CenterPoint Energy Incorporated	50,000	1,071,500	0.96
Public Service Enterprise Group Incorporated	50,000	1,629,500	1.46
Sempra Energy	19,900	1,547,424	1.39
Other securities		185,345	0.17

		4,433,769	3.98

Water Utilities: 2.20%
American Water Works Company Incorporated	50,000	1,972,500	1.77
Middlesex Water Company	25,000	486,500	0.43

		2,459,000	2.20

Total Common Stocks (Cost $57,239,814)		70,464,137	63.18

Corporate Bonds and Notes: 30.25%

Consumer Discretionary: 7.09%

Auto Components: 0.61%
Other securities		683,282	0.61

Diversified Consumer Services: 0.66%
Other securities		730,172	0.66

Hotels, Restaurants & Leisure: 2.55%
Other securities		2,847,764	2.55

Household Durables: 0.05%
Other securities		51,656	0.05

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Media: 2.74%
Other securities				$3,060,802	2.74%

Specialty Retail: 0.48%
Other securities				530,501	0.48

Consumer Staples: 0.22%

Food Products: 0.22%
Other securities				247,748	0.22

Energy: 5.66%

Energy Equipment & Services: 1.68%
Other securities				1,876,176	1.68

Oil, Gas & Consumable Fuels: 3.98%
Other securities				4,440,823	3.98

Financials: 5.04%

Commercial Banks: 0.55%
Other securities				609,107	0.55

Consumer Finance: 2.89%
Ally Financial Incorporated	8.30%	2-12-2015	$825,000	917,813	0.82
Nielsen Finance LLC Company	7.75	10-15-2018	515,000	570,363	0.51
Other securities				1,737,661	1.56

				3,225,837	2.89

Diversified Financial Services: 0.48%
Other securities				535,925	0.48

Real Estate Management & Development: 0.27%
Other securities				302,776	0.27

REITs: 0.85%
Dupont Fabros Technology Incorporated	8.50	12-15-2017	565,000	613,731	0.55
Other securities				331,613	0.30

				945,344	0.85

Health Care: 1.41%

Health Care Equipment & Supplies: 0.10%
Other securities				116,050	0.10

Health Care Providers & Services: 1.17%
Other securities				1,301,040	1.17

Pharmaceuticals: 0.14%
Other securities				154,568	0.14

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Utilities and High Income Fund	Summary portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Industrials: 1.53%

Aerospace & Defense: 0.15%
Other securities				$163,407	0.15%

Air Freight & Logistics: 0.15%
Other securities				172,000	0.15

Airlines: 0.15%
Other securities				167,943	0.15

Commercial Services & Supplies: 0.64%
Other securities				710,833	0.64

Machinery: 0.10%
Other securities				107,626	0.10

Professional Services: 0.15%
Other securities				170,063	0.15

Trading Companies & Distributors: 0.19%
Other securities				213,525	0.19

Information Technology: 2.49%

Communications Equipment: 0.15%
Other securities				169,701	0.15

Computers & Peripherals: 0.19%
Other securities				213,925	0.19

Electronic Equipment, Instruments & Components: 0.77%
Jabil Circuit Incorporated	8.25%	3-15-2018	$620,000	745,550	0.67
Other securities				106,301	0.10

				851,851	0.77

Internet Software & Services: 0.10%
Other securities				115,213	0.10

IT Services: 1.20%
First Data Corporation	11.25	3-31-2016	495,000	489,431	0.44
Other securities				847,765	0.76

				1,337,196	1.20

Software: 0.08%
Other securities				86,063	0.08

Materials: 0.51%

Chemicals: 0.10%
Other securities				111,288	0.10

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Containers & Packaging: 0.24%
Other securities				$266,088	0.24%

Paper & Forest Products: 0.17%
Other securities				187,211	0.17

Telecommunication Services: 4.20%

Diversified Telecommunication Services: 1.53%
Qwest Corporation	7.25%	9-15-2025	$125,000	144,196	0.13
Other securities				1,561,505	1.40

				1,705,701	1.53

Wireless Telecommunication Services: 2.67%
Sprint Capital Corporation	6.88	11-15-2028	1,100,000	1,111,000	1.00
Sprint Capital Corporation	8.75	3-15-2032	220,000	258,500	0.23
Other securities				1,606,564	1.44

				2,976,064	2.67

Utilities: 2.10%

Electric Utilities: 0.95%
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	438,432	499,813	0.45
Other securities				563,625	0.50

				1,063,438	0.95

Gas Utilities: 0.25%
Other securities				274,888	0.25

Independent Power Producers & Energy Traders: 0.90%
Other securities				1,007,542	0.90

Total Corporate Bonds and Notes (Cost $31,529,028)				33,731,137	30.25

	Dividend yield		Shares
Preferred Stocks: 15.36%

Financials: 0.05%

Diversified Financial Services: 0.05%
Other securities				58,388	0.05

Telecommunication Services: 2.15%

Diversified Telecommunication Services: 2.15%
Qwest Corporation	7.00		90,000	2,394,000	2.15

Utilities: 13.16%

Electric Utilities: 6.87%
Duke Energy Corporation †	5.13		161,000	4,033,050	3.62
Indianapolis Power & Light Company	5.65		20,000	2,006,250	1.80
SCE Trust I	5.63		23,000	606,280	0.54

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Utilities and High Income Fund	Summary portfolio of investments—February 28, 2013 (unaudited)

Security name	Dividend yield	Maturity date	Shares	Value	Percent of net assets

Electric Utilities (continued)
Southern California Edison	6.50%		5,000	$530,938	0.48%
Wisconsin Public Service	5.08		4,804	484,754	0.43

				7,661,272	6.87

Multi-Utilities : 6.29%
DTE Energy Company	5.25		100,000	2,544,000	2.28
Scana Corporation	7.70		165,000	4,476,450	4.01

				7,020,450	6.29

Total Preferred Stocks (Cost $16,694,105)				17,134,110	15.36

	Interest rate		Principal

Term Loans : 2.79%
Texas Competitive Electric Holdings Company	3.73	10-10-2014	$1,471,940	1,056,853	0.95
Other securities				2,049,838	1.84

Total Term Loans (Cost $3,331,479)				3,106,691	2.79

			Shares
Warrants: 0.06%

Utilities: 0.06%

Electric Utilities: 0.00%
Other securities			10,000	240	0.00

Gas Utilities: 0.06%
Other securities			16,000	70,400	0.06

Total Warrants (Cost $42,480)				70,640	0.06

Yankee Corporate Bonds and Notes: 1.62%

Consumer Discretionary: 0.10%

Media: 0.10%
Other securities				114,738	0.10

Energy: 0.21%

Oil, Gas & Consumable Fuels: 0.21%
Other securities				236,496	0.21

Financials: 0.11%

Consumer Finance: 0.11%
Other securities				115,775	0.11

Information Technology: 0.27%

Computers & Peripherals: 0.27%
Other securities				295,701	0.27

Materials: 0.25%

Metals & Mining: 0.17%
Other securities				193,250	0.17

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	13

Security name			Value	Percent of net assets

Paper & Forest Products: 0.08%
Other securities			$87,500	0.08%

Telecommunication Services: 0.68%

Diversified Telecommunication Services: 0.61%
Other securities			684,907	0.61

Wireless Telecommunication Services: 0.07%
Other securities			73,425	0.07

Total Yankee Corporate Bonds and Notes (Cost $1,699,597)			1,801,792	1.62

	Yield	Shares

Short-Term Investments: 6.40%

Investment Companies: 6.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.13%	7,142,517	7,142,517	6.40

Total Short-Term Investments (Cost $7,142,517)			7,142,517	6.40

Total investments in securities
(Cost $117,679,020)*			133,451,024	119.66%
Other assets and liabilities, net			(21,924,117)	(19.66)

Total Net Assets			$111,526,907	100.00%

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is $118,366,914 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,177,764
Gross unrealized depreciation	(5,093,654)

Net unrealized appreciation	$15,084,110

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Utilities and High Income Fund	Statement of assets and liabilities—February 28, 2013 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$126,308,507
In affiliated securities, at value (see cost below)	7,142,517

Total investments, at value (see cost below)	133,451,024
Foreign currency, at value (see cost below)	37
Receivable for investments sold	140,043
Receivable for dividends and interest	1,192,069

Total assets	134,783,173

Liabilities
Dividends payable	692,078
Payable for investments purchased	379,926
Secured borrowing payable	22,002,050
Advisory fee payable	61,474
Due to other related parties	5,123
Accrued expenses and other liabilities	115,615

Total liabilities	23,256,266

Total net assets	$111,526,907

NET ASSETS CONSIST OF
Paid-in capital	$151,435,986
Overdistributed net investment income	(2,775,350)
Accumulated net realized losses on investments	(52,913,409)
Net unrealized gains on investments	15,779,680

Total net assets	$111,526,907

NET ASSET VALUE PER SHARE
Based on $111,526,907 divided by 9,231,183 shares issued and outstanding (unlimited number of shares authorized)	$12.08

Investments in unaffiliated securities, at cost	$110,536,503

Investments in affiliated securities, at cost	$7,142,517

Total investments, at cost	$117,679,020

Foreign currency, at cost	$33

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	15

Investment income
Dividends*	$1,565,264
Interest	1,419,274
Income from affiliated securities	4,560

Total investment income	2,989,098

Expenses
Advisory fee	386,071
Administration fee	32,172
Custody and accounting fees	11,553
Professional fees	31,801
Shareholder report expenses	27,531
Trustees’ fees and expenses	7,131
Transfer agent fees	14,657
Interest expense	115,639
Secured borrowing fees	5,329
Other fees and expenses	31,783

Total expenses	663,667

Net investment income	2,325,431

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(154,044)
Net change in unrealized gains (losses) on investments	5,118,785

Net realized and unrealized gains (losses) on investments	4,964,741

Net increase in net assets resulting from operations	$7,290,172

* Net of foreign dividend withholding taxes in the amount of	$31,122

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Utilities and High Income Fund	Statement of changes in net assets

	Six months ended February 28, 2013 (unaudited)	Year ended August 31, 2012

Operations
Net investment income	$2,325,431	$7,992,913
Net realized losses on investments	(154,044)	(4,406,056)
Net change in unrealized gains (losses) on investments	5,118,785	4,675,015

Net increase in net assets resulting from operations	7,290,172	8,261,872

Distributions to shareholders from
Net investment income	(4,153,831)	(8,292,871)

Capital share transactions
Net asset value of common shares issued under the Automatic Dividend Reinvestment Plan	63,685	211,885

Total increase in net assets	3,200,026	180,886

Net assets
Beginning of period	108,326,881	108,145,995

End of period	$111,526,907	$108,326,881

Overdistributed net investment income	$(2,775,350)	$(753,857)

The accompanying notes are an integral part of these financial statements.

Statement of cash flows—six months ended February 28, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	17

Cash flows from operating activities:
Net increase in net assets resulting from operations	$7,290,172

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of securities	(25,970,354)
Proceeds from sale of securities	26,422,115
Amortization	(35,346)
Proceeds from short-term investment securities net	1,160,329
Decrease in dividends and interest receivable	65,763
Increase in receivable for securities sold	(140,043)
Decrease in prepaid expenses and other assets	11,533
Increase in payable for securities purchased	301,942
Decrease in advisory fee payable	(15,256)
Decrease in due to other related parties	(1,271)
Decrease in accrued expenses and other liabilities	(31,510)
Unrealized gains on investments	(5,118,785)
Net realized losses on investments	154,044

Net cash provided by operating activities	4,093,333

Cash flows from financing activities:
Cash distributions paid on common shares	(4,089,763)
Decrease in secured borrowing	(3,569)

Net cash used in financing activities	(4,093,332)

Net increase in cash	1

Cash (including foreign currency):
Beginning of period	$36

End of period	$37

Supplemental cash disclosure:
Cash paid for interest	$115,639

Supplemental non-cash financing disclosure:
Reinvestment of dividends	$63,685

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Utilities and High Income Fund	Financial highlights (unaudited)

	Six months ended February 28, 2013 (unaudited)	Year ended August 31
		2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.74	$11.75	$11.23	$11.38	$17.50	$24.05
Net investment income	0.25 [1]	0.87 [1]	0.99 [1]	0.59 [1]	0.97 [1]	2.49 [1]
Net realized and unrealized gains (losses) on investments	0.54	0.02	0.43	0.41	(5.29)	(4.18)
Distributions to preferred shareholders from net investment income	0.00	0.00	0.00	0.00	0.00	(0.33)

Total from investment operations	0.79	0.89	1.42	1.00	(4.32)	(2.02)
Distributions to common shareholders from
Net investment income	(0.45)	(0.90)	(0.90)	(0.53)[1]	(1.00)[1]	(2.76)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.77)
Tax basis return of capital	0.00	0.00	0.00	(0.62)[1]	(0.80)[1]	0.00

Total distributions to common shareholders	(0.45)	(0.90)	(0.90)	(1.15)	(1.80)	(4.53)
Net asset value, end of period	$12.08	$11.74	$11.75	$11.23	$11.38	$17.50
Market value, end of period	$11.69	$11.92	$11.03	$11.23	$12.49	$21.02
Total return based on market value[2]	6.93%	17.03%	5.99%	(1.24)%	(30.46)%	(7.86)%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.20%	1.24%	2.52%	3.44%	1.92%
Net expenses	1.24%	1.20%	1.24%	1.52%	2.25%	1.89%
Interest expense	0.22%	0.25%	0.25%	0.19%	0.70%	0.52%
Net investment income	4.35%	7.48%	8.14%	5.19%	8.75%	10.33%[3]
Supplemental data
Portfolio turnover rate	15%	48%	64%	59%	137%	153%
Net assets of common shareholders, end of period (000s omitted)	$111,527	$108,327	$108,146	$103,245	$103,687	$156,384

Borrowings outstanding, end of period (000s omitted)	$22,000	$22,000	$22,000	$22,000	$22,000	$86,500
Asset coverage per $1,000 of borrowing, end of period	$6,009	$5,866	$5,916	$5,693	$5,713	$2,808

1.	Calculated based upon average common shares outstanding

2.	Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reporting. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

3.	The net investment income ratio reflects distributions paid to preferred shareholders.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	19

1. ORGANIZATION

Wells Fargo Advantage Utilities and High Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on February 4, 2004 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income and moderate capital growth, with an emphasis on providing tax advantaged dividend income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On February 28, 2013, fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation

20	Wells Fargo Advantage Utilities and High Income Fund	Notes to financial statements (unaudited)

Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on to the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	21

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At August 31, 2012, net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Pre-enactment capital loss expiration*		Post-enactment capital losses**
2016	2017	Short-term	Long-term
$20,548,693	$27,435,579	$2,882,575	$1,372,044

*	Losses incurred in taxable years beginning before December 22, 2010.

**	Losses incurred in taxable years which began after December 22, 2010 are carried forward for an unlimited period.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

22	Wells Fargo Advantage Utilities and High Income Fund	Notes to financial statements (unaudited)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$70,464,137	$0	$0	$70,464,137
Preferred stocks	14,112,168	3,021,942	0	17,134,110
Warrants	0	70,640	0	70,640

Corporate bonds and notes	0	33,731,137	0	33,731,137

Term loans	0	2,679,063	427,628	3,106,691

Yankee corporate bonds and notes	0	1,801,792	0	1,801,792

Short-term investments
Investment companies	7,142,517	0	0	7,142,517
	$91,718,822	$41,304,574	$427,628	$133,451,024

Further details on the major security types listed above can be found in the Summary Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”) is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.60% of the Fund’s average daily total assets. Total assets consist of net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.

Funds Management has retained the services of certain investment subadvisers to provide daily portfolio management to the Fund. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated (an affiliate of Funds Management) and Crow Point Partners, LLC are each investment subadvisers to the Fund and are each entitled to receive a fee from Funds Management at an annual rate of 0.20% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. Funds Management is entitled to receive an annual administration fee from the Fund equal to 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of shares with no par value. For the six months ended February 28, 2013 and year ended August 31, 2012, the Fund issued 5,359 and 18,219 shares, respectively.

6. BORROWINGS

The Fund has borrowed $22 million through a secured debt financing agreement administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $25 million which expires on February 24, 2014, at which point it may be renegotiated and potentially renewed for another one-year term. At February 28, 2013, the Fund had secured borrowings outstanding in the amount of $22,002,050 (including accrued interest and usage and commitment fees payable).

Notes to financial statements (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	23

The Fund’s borrowings under the Facility are generally charged interest at a rate determined by the type of loan elected by the Fund. During six months ended February 28, 2013, an effective interest rate of 1.06% was incurred on the borrowings. Interest expense of $115,639, representing 0.22% of the Fund’s average daily net assets, was incurred during the six months ended February 28, 2013.

The Fund has pledged all of its assets to secure the borrowings and pays a commitment fee at an annual rate equal to 0.15% of average daily unutilized amounts of the $25 million commitment amount. The secured borrowing fees on the Statement of Operations represents structuring fees and commitment fees. Of this amount, $2,755 represents structuring fees.

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2013 were $21,675,244 and $18,207,042, respectively.

As of February 28 2013, the Fund had unfunded term loan commitments of $270,000.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in the utilities industry and, therefore, may be more affected by changes in that industry than would be a fund whose investments are not heavily weighted in any industry.

9. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

11. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration date	Record date	Payable date	Net investment income
February 21, 2013	March 14, 2013	April 1, 2013	$0.075
March 28, 2013	April 16, 2013	May 1, 2013	$0.075
April 26, 2013	May 15, 2013	June 3, 2013	$0.075

These distributions are not reflected in the accompanying financial statements.

24	Wells Fargo Advantage Utilities and High Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

ANNUAL MEETING OF SHAREHOLDERS

On December 10, 2012, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 – Election of Trustees:

Net assets voted “For”	Judith M. Johnson	$95,906,017
Net assets voted “Withhold”		$4,971,223
Net assets voted “For”	Leroy Keith, Jr.	$95,747,502
Net assets voted “Withhold”		$5,129,738
Net assets voted “For”	Donald C. Willeke	$95,780,755
Net assets voted “Withhold”		$5,096,485

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	25

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each

of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 135 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and

four closed-end funds, including the Fund (collectively the “Fund Complex”). All of the Trustees are also Members of the

Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is

525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected.

Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2004	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Utilities and High Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2004	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2005	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 74 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 74 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Automatic dividend reinvestment plan	Wells Fargo Advantage Utilities and High Income Fund	27

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

28	Wells Fargo Advantage Utilities and High Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

1-800-730-6001

Website: wellsfargoadvantagefunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. This material is being prepared by Wells Fargo Funds Distributor, LLC. Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215353 04-13 SUHIF/SAR152 2-13

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	PORTFOLIO OF INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	1

Security name	Shares	Value

Common Stocks: 63.18%

Consumer Discretionary: 3.00%

Media: 3.00%
Comcast Corporation Class A	40,300	$1,603,537
DISH Network Corporation	50,000	1,740,000

		3,343,537

Energy: 7.69%

Oil, Gas & Consumable Fuels: 7.69%
EQT Corporation	15,000	946,350
Kinder Morgan Incorporated	10,577	392,089
QR Energy LP	50,000	870,500
Spectra Energy Corporation	100,000	2,904,000
The Williams Companies Incorporated	100,000	3,471,000

		8,583,939

Industrials: 4.09%

Air Freight & Logistics: 4.02%
Deutsche Post AG	200,000	4,487,174

Building Products: 0.07%
Ameresco Incorporated Class A †	9,000	74,790

Information Technology: 1.96%

Internet Software & Services: 1.96%
AOL Incorporated	59,200	2,184,480

Telecommunication Services: 7.47%

Diversified Telecommunication Services: 5.03%
BCE Incorporated	16,000	721,120
France Telecom SA	150,000	1,452,881
Tele2 AB Series B	50,000	796,301
Telecom Italia SpA	2,000,000	1,289,883
Telefonica Brasil ADR	18,600	490,296
Windstream Corporation	100,000	859,000

		5,609,481

Wireless Telecommunication Services: 2.44%
Shenandoah Telecommunications Company	40,000	576,400
Turkcell Iletisim Hizmetleri AS ADR †	50,000	825,500
VimpelCom Limited ADR	100,000	1,194,000
Vodafone Group plc ADR	5,000	125,700

		2,721,600

Utilities: 38.97%

Electric Utilities: 29.94%
American Electric Power Company Incorporated	25,000	1,169,750
Chesapeake Utilities Corporation	200	9,606

2	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name			Shares	Value

Electric Utilities (continued)
Duke Energy Corporation			30,514	$2,113,095
Edison International			2,000	96,060
Enel SpA			350,000	1,266,644
Entergy Corporation			1,000	62,260
Great Plains Energy Incorporated			298,810	6,522,995
Hera SpA			1,467,400	2,488,577
IDACORP Incorporated			25,000	1,167,250
ITC Holdings Corporation			60,000	5,071,200
Nextera Energy Incorporated			70,000	5,030,900
Northeast Utilities			101,312	4,205,461
NV Energy Incorporated			75,000	1,482,000
Pepco Holdings Incorporated			100	2,029
The Southern Company			60,000	2,700,600

				33,388,427

Gas Utilities: 2.85%
Gas Natural Incorporated			25,000	248,500
National Fuel Gas Company			50,000	2,909,500
New Jersey Resources			200	8,912
South Jersey Industries Incorporated			200	11,028

				3,177,940

Multi-Utilities: 3.98%
CenterPoint Energy Incorporated			50,000	1,071,500
CH Energy Group Incorporated			500	32,565
Dominion Resources Incorporated			300	16,800
MDU Resources Group Incorporated			500	12,080
Public Service Enterprise Group Incorporated			50,000	1,629,500
Sempra Energy			19,900	1,547,424
Wisconsin Energy Corporation			3,000	123,900

				4,433,769

Water Utilities: 2.20%
American Water Works Company Incorporated			50,000	1,972,500
Middlesex Water Company			25,000	486,500
				2,459,000

Total Common Stocks (Cost $57,239,814)				70,464,137

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 30.25%

Consumer Discretionary: 7.09%

Auto Components: 0.61%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$270,000	287,550
Cooper Tire & Rubber Company	7.63	3-15-2027	215,000	224,675
Goodyear Tire & Rubber Company	7.00	5-15-2022	25,000	26,063
Penske Automotive Group Incorporated 144A	5.75	10-1-2022	10,000	10,463
UR Financing Escrow Corporation	5.75	7-15-2018	125,000	134,531

				683,282

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Diversified Consumer Services: 0.66%
Service Corporation International	6.75%	4-1-2016	$100,000	$111,125
Service Corporation International	7.00	6-15-2017	25,000	28,281
Service Corporation International	7.50	4-1-2027	351,000	387,416
Service Corporation International	7.63	10-1-2018	25,000	29,500
Service Corporation International	8.00	11-15-2021	40,000	47,600
Sotheby’s 144A	5.25	10-1-2022	125,000	126,250

				730,172

Hotels, Restaurants & Leisure: 2.55%
Ameristar Casinos Incorporated	7.50	4-15-2021	225,000	241,031
Burger King Corporation	9.88	10-15-2018	75,000	85,500
CCM Merger Incorporated 144A	9.13	5-1-2019	465,000	470,813
CityCenter Holdings LLC	7.63	1-15-2016	100,000	107,625
CityCenter Holdings LLC ¥	10.75	1-15-2017	210,431	232,526
DineEquity Incorporated	9.50	10-30-2018	350,000	397,250
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	300,000	322,500
Greektown Superholdings Incorporated Series B	13.00	7-1-2015	150,000	161,250
NAI Entertainment Holdings LLC 144A	8.25	12-15-2017	330,000	359,700
Penn National Gaming Incorporated	8.75	8-15-2019	75,000	85,125
Ruby Tuesday Incorporated 144A	7.63	5-15-2020	135,000	132,300
Scientific Games Corporation	9.25	6-15-2019	60,000	66,450
Speedway Motorsports Incorporated 144A	6.75	2-1-2019	20,000	21,325
Speedway Motorsports Incorporated	6.75	2-1-2019	35,000	37,319
Speedway Motorsports Incorporated	8.75	6-1-2016	120,000	127,050

				2,847,764

Household Durables: 0.05%
American Greetings Corporation	7.38	12-1-2021	25,000	25,281
Tempur-Pedic International Incorporated 144A	6.88	12-15-2020	25,000	26,375

				51,656

Media: 2.74%
Cablevision Systems Corporation	8.63	9-15-2017	145,000	168,200
CCO Holdings LLC	6.50	4-30-2021	75,000	79,875
CCO Holdings LLC	7.00	1-15-2019	125,000	134,688
Cinemark USA Incorporated	7.38	6-15-2021	75,000	83,250
Cinemark USA Incorporated	8.63	6-15-2019	165,000	182,944
CSC Holdings LLC	7.63	7-15-2018	45,000	51,750
CSC Holdings LLC	7.88	2-15-2018	75,000	86,438
DISH DBS Corporation	7.88	9-1-2019	115,000	136,131
EchoStar DBS Corporation	7.13	2-1-2016	50,000	55,625
Gray Television Incorporated	7.50	10-1-2020	245,000	256,025
Lamar Media Corporation	5.88	2-1-2022	75,000	81,375
Lamar Media Corporation	7.88	4-15-2018	130,000	141,700
Lamar Media Corporation Series C	9.75	4-1-2014	25,000	27,094
LIN Television Corporation 144A	6.38	1-15-2021	25,000	26,750
LIN Television Corporation	8.38	4-15-2018	150,000	163,313
Local TV Finance LLC 144A	9.25	6-15-2015	425,000	428,188
Lynx I Corporation 144A	5.38	4-15-2021	25,000	25,625

4	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Lynx II Corporation 144A	6.38%	4-15-2023	$25,000	$25,906
National CineMedia LLC	6.00	4-15-2022	170,000	182,325
National CineMedia LLC	7.88	7-15-2021	50,000	55,750
Nexstar Broadcasting Group Incorporated 144A	6.88	11-15-2020	95,000	99,275
Regal Cinemas Corporation	8.63	7-15-2019	285,000	316,350
Salem Communications Corporation	9.63	12-15-2016	228,000	252,225

				3,060,802

Specialty Retail: 0.48%
Gap Incorporated	5.95	4-12-2021	50,000	56,563
Limited Brands Incorporated	6.63	4-1-2021	25,000	28,188
RadioShack Corporation	6.75	5-15-2019	165,000	121,069
Rent-A-Center Incorporated	6.63	11-15-2020	100,000	107,750
Toys “R” Us Property Company I LLC	10.75	7-15-2017	55,000	59,056
Toys “R” Us Property Company II LLC	8.50	12-1-2017	150,000	157,875

				530,501

Consumer Staples: 0.22%

Food Products: 0.22%
B&G Foods Incorporated	7.63	1-15-2018	50,000	53,625
Dole Food Company Incorporated	13.88	3-15-2014	181,000	194,123

				247,748

Energy: 5.66%

Energy Equipment & Services: 1.68%
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	25,000	26,875
Dresser-Rand Group Incorporated	6.50	5-1-2021	75,000	79,500
Era Group Incorporated Company 144A	7.75	12-15-2022	100,000	102,000
Gulfmark Offshore Incorporated	6.38	3-15-2022	255,000	263,288
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	30,000	31,500
Hornbeck Offshore Services Incorporated Series B	8.00	9-1-2017	240,000	255,300
NGPL PipeCo LLC 144A	7.12	12-15-2017	25,000	27,500
NGPL PipeCo LLC 144A	7.77	12-15-2037	220,000	232,650
NGPL PipeCo LLC 144A	9.63	6-1-2019	225,000	261,000
Northern Tier Energy LLC 144A	7.13	11-15-2020	40,000	41,800
Oil States International Incorporated 144A	5.13	1-15-2023	45,000	45,000
Oil States International Incorporated	6.50	6-1-2019	154,000	164,780
PHI Incorporated	8.63	10-15-2018	305,000	331,688
Pride International Incorporated	8.50	6-15-2019	10,000	13,295

				1,876,176

Oil, Gas & Consumable Fuels: 3.98%
CVR Refining LLC 144A	6.50	11-1-2022	100,000	100,750
Denbury Resources Incorporated	4.63	7-15-2023	25,000	24,531
Denbury Resources Incorporated	6.38	8-15-2021	25,000	27,313
Denbury Resources Incorporated	8.25	2-15-2020	140,000	157,150
El Paso Corporation	6.50	9-15-2020	45,000	50,133
El Paso Corporation	7.00	6-15-2017	75,000	85,343

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
El Paso Corporation	7.25%	6-1-2018	$175,000	$200,302
El Paso Corporation	7.42	2-15-2037	90,000	93,224
El Paso Corporation	7.80	8-1-2031	100,000	112,028
Energy Transfer Equity LP	7.50	10-15-2020	300,000	342,750
Ferrellgas LP	9.13	10-1-2017	200,000	215,000
HollyFrontier Corporation	9.88	6-15-2017	220,000	234,850
Inergy Midstream LP 144A	6.00	12-15-2020	55,000	56,925
Kinder Morgan Energy 144A	6.00	1-15-2018	25,000	27,595
Overseas Shipholding Group Incorporated (s)	7.50	2-15-2024	50,000	21,000
Petrohawk Energy Corporation	7.88	6-1-2015	95,000	98,672
Petrohawk Energy Corporation	10.50	8-1-2014	60,000	63,631
Pioneer Natural Resources Company	7.50	1-15-2020	145,000	184,214
Plains Exploration & Production Company	8.63	10-15-2019	325,000	371,313
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	25,000	23,313
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	200,000	196,000
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	510,000	446,888
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	205,000	182,450
Sabine Pass LNG LP 144A	6.50	11-1-2020	390,000	411,450
Sabine Pass LNG LP	7.50	11-30-2016	300,000	331,500
Suburban Propane Partners LP	7.38	3-15-2020	60,000	64,500
Suburban Propane Partners LP	7.38	8-1-2021	36,000	39,150
Suburban Propane Partners LP	7.50	10-1-2018	42,000	45,360
Susser Holdings LLC	8.50	5-15-2016	125,000	131,563
Tesoro Corporation	9.75	6-1-2019	90,000	101,925

				4,440,823

Financials: 5.04%

Commercial Banks: 0.55%
CIT Group Incorporated 144A	4.75	2-15-2015	120,000	126,300
CIT Group Incorporated	5.00	5-15-2017	25,000	26,594
CIT Group Incorporated	5.25	3-15-2018	25,000	26,875
CIT Group Incorporated 144A	5.50	2-15-2019	100,000	108,750
CIT Group Incorporated 144A	6.63	4-1-2018	50,000	56,750
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	275,000	263,838

				609,107

Consumer Finance: 2.89%
Ally Financial Incorporated	5.50	2-15-2017	50,000	54,215
Ally Financial Incorporated	8.30	2-12-2015	825,000	917,813
American General Finance Corporation	5.40	12-1-2015	150,000	150,000
American General Finance Corporation	5.75	9-15-2016	50,000	49,500
American General Finance Corporation	6.50	9-15-2017	50,000	48,250
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	130,000	140,725
Ford Motor Credit Company LLC	8.00	12-15-2016	25,000	29,960
General Motors Financial Company Incorporated	6.75	6-1-2018	120,000	138,000
GMAC LLC	6.75	12-1-2014	36,000	38,700
Homer City Funding LLC	8.73	10-1-2026	142,567	156,467
International Lease Finance Corporation 144A	6.75	9-1-2016	50,000	56,500
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	40,906

6	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
International Lease Finance Corporation	8.63%	9-15-2015	$75,000	$85,313
JBS USA Finance Incorporated	11.63	5-1-2014	420,000	464,625
Nielsen Finance LLC Company 144A	4.50	10-1-2020	40,000	39,500
Nielsen Finance LLC Company	7.75	10-15-2018	515,000	570,363
Springleaf Finance Corporation	6.90	12-15-2017	250,000	245,000

				3,225,837

Diversified Financial Services: 0.48%
HUB International Limited Company 144A	8.13	10-15-2018	210,000	218,925
Nuveen Investments	5.50	9-15-2015	275,000	266,750
Nuveen Investments 144A	9.13	10-15-2017	50,000	50,250

				535,925

Real Estate Management & Development: 0.27%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	125,000	134,688
Onex Corporation 144A	7.75	1-15-2021	170,000	168,088

				302,776

REITs: 0.85%
Dupont Fabros Technology Incorporated	8.50	12-15-2017	565,000	613,731
Host Hotels & Resorts LP	9.00	5-15-2017	30,000	31,800
Omega Healthcare Investors Incorporated	6.75	10-15-2022	125,000	137,813
Sabra Health Care Incorporated	8.13	11-1-2018	150,000	162,000

				945,344

Health Care: 1.41%

Health Care Equipment & Supplies: 0.10%
Hologic Incorporated 144A	6.25	8-1-2020	110,000	116,050

Health Care Providers & Services: 1.17%
Apria Healthcare Group Incorporated	11.25	11-1-2014	70,000	72,275
Aviv HealthCare Properties LP	7.75	2-15-2019	100,000	107,250
Centene Corporation	5.75	6-1-2017	75,000	79,500
Community Health Systems Incorporated	5.13	8-15-2018	40,000	42,050
Community Health Systems Incorporated	7.13	7-15-2020	50,000	53,875
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	55,000	57,338
DaVita HealthCare Partners Incorporated	6.38	11-1-2018	5,000	5,331
HCA Incorporated	4.75	5-1-2023	25,000	24,938
HCA Incorporated	5.88	3-15-2022	25,000	26,938
HCA Incorporated	6.50	2-15-2020	175,000	196,000
HCA Incorporated	7.50	11-15-2095	50,000	44,125
HCA Incorporated	8.50	4-15-2019	250,000	276,875
Health Management Associates Incorporated	6.13	4-15-2016	50,000	55,000
HealthSouth Corporation	5.75	11-1-2024	50,000	50,250
HealthSouth Corporation	7.25	10-1-2018	22,000	23,760
HealthSouth Corporation	7.75	9-15-2022	22,000	24,035
MPT Operating Partnership LP	6.38	2-15-2022	25,000	26,656
MPT Operating Partnership LP	6.88	5-1-2021	125,000	134,844

				1,301,040

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 0.14%
Mylan Incorporated 144A	6.00%	11-15-2018	$115,000	$126,664
Mylan Incorporated 144A	7.63	7-15-2017	25,000	27,904

				154,568

Industrials: 1.53%

Aerospace & Defense: 0.15%
GeoEye Incorporated	9.63	10-1-2015	55,000	60,294
TransDigm Group Incorporated 144A	5.50	10-15-2020	20,000	20,800
TransDigm Group Incorporated	7.75	12-15-2018	75,000	82,313

				163,407

Air Freight & Logistics: 0.15%
Bristow Group Incorporated	6.25	10-15-2022	160,000	172,000

Airlines: 0.15%
Aviation Capital Group Corporation 144A	4.63	1-31-2018	25,000	25,392
Aviation Capital Group Corporation 144A	6.75	4-6-2021	80,000	86,609
Aviation Capital Group Corporation 144A	7.13	10-15-2020	50,000	55,942

				167,943

Commercial Services & Supplies: 0.64%
Corrections Corporation of America	7.75	6-1-2017	95,000	100,047
Covanta Holding Corporation	6.38	10-1-2022	50,000	54,225
Covanta Holding Corporation	7.25	12-1-2020	10,000	10,971
Geo Group Incorporated	7.75	10-15-2017	160,000	171,600
Iron Mountain Incorporated	5.75	8-15-2024	25,000	24,938
Iron Mountain Incorporated	8.00	6-15-2020	25,000	26,344
Iron Mountain Incorporated	8.38	8-15-2021	180,000	197,550
KAR Holdings Incorporated ±	4.30	5-1-2014	125,000	125,158

				710,833

Machinery: 0.10%
Columbus McKinnon Corporation	7.88	2-1-2019	75,000	80,813
Titan International Incorporated	7.88	10-1-2017	25,000	26,813

				107,626

Professional Services: 0.15%
Interactive Data Corporation	10.25	8-1-2018	150,000	170,063

Trading Companies & Distributors: 0.19%
H&E Equipment Services Incorporated 144A	7.00	9-1-2022	195,000	213,525

Information Technology: 2.49%

Communications Equipment: 0.15%
Avaya Incorporated	9.75	11-1-2015	50,000	49,188
Lucent Technologies Incorporated	6.45	3-15-2029	155,000	120,513

				169,701

8	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Computers & Peripherals: 0.19%
NCR Corporation 144A	5.00%	7-15-2022	$215,000	$213,925

Electronic Equipment, Instruments & Components: 0.77%
CDW Financial Corporation	12.54	10-12-2017	99,000	106,301
Jabil Circuit Incorporated	8.25	3-15-2018	620,000	745,550

				851,851

Internet Software & Services: 0.10%
Equinix Incorporated %%	4.88	4-1-2020	10,000	10,000
Equinix Incorporated	8.13	3-1-2018	95,000	105,213

				115,213

IT Services: 1.20%
Audatex North American Incorporated 144A	6.75	6-15-2018	50,000	53,375
CyrusOne LLC 144A	6.38	11-15-2022	25,000	26,313
Fidelity National Information Services Incorporated	7.63	7-15-2017	50,000	53,813
Fidelity National Information Services Incorporated	7.88	7-15-2020	100,000	113,125
First Data Corporation 144A	7.38	6-15-2019	50,000	52,563
First Data Corporation	11.25	3-31-2016	495,000	489,431
SunGard Data Systems Incorporated 144A	6.63	11-1-2019	100,000	102,750
SunGard Data Systems Incorporated	7.38	11-15-2018	390,000	418,763
SunGard Data Systems Incorporated	7.63	11-15-2020	25,000	27,063

				1,337,196

Software: 0.08%
Nuance Communications Incorporated 144A	5.38	8-15-2020	85,000	86,063

Materials: 0.51%

Chemicals: 0.10%
Celanese US Holdings LLC	5.88	6-15-2021	20,000	21,850
Tronox Finance LLC 144A	6.38	8-15-2020	90,000	89,438

				111,288

Containers & Packaging: 0.24%
Ball Corporation	5.00	3-15-2022	25,000	26,063
Crown Americas LLC 144A	4.50	1-15-2023	50,000	48,875
Crown Americas LLC	6.25	2-1-2021	20,000	21,800
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	50,000	47,500
Owens-Illinois Incorporated	7.80	5-15-2018	60,000	70,350
Silgan Holdings Incorporated	5.00	4-1-2020	50,000	51,500

				266,088

Paper & Forest Products: 0.17%
Georgia-Pacific LLC	8.88	5-15-2031	125,000	187,211

Telecommunication Services: 4.20%

Diversified Telecommunication Services: 1.53%
Citizens Communications Company	7.88	1-15-2027	200,000	198,500
Frontier Communications Corporation	8.13	10-1-2018	60,000	68,025

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Frontier Communications Corporation	8.25%	5-1-2014	$3,000	$3,210
GCI Incorporated	6.75	6-1-2021	75,000	71,250
GCI Incorporated	8.63	11-15-2019	368,000	389,160
Qwest Corporation	7.25	9-15-2025	125,000	144,196
Qwest Corporation	7.63	8-3-2021	20,000	21,662
SBA Telecommunications Incorporated 144A	5.75	7-15-2020	100,000	104,000
SBA Telecommunications Incorporated	8.25	8-15-2019	7,000	7,735
Syniverse Holdings Incorporated	9.13	1-15-2019	365,000	397,850
Windstream Corporation	7.88	11-1-2017	265,000	300,113

				1,705,701

Wireless Telecommunication Services: 2.67%
Allbritton Communications Company	8.00	5-15-2018	150,000	162,938
Cricket Communications Incorporated	7.75	5-15-2016	125,000	131,250
Cricket Communications Incorporated	7.75	10-15-2020	150,000	152,625
Crown Castle International Corporation 144A	5.25	1-15-2023	100,000	102,500
Crown Castle International Corporation	7.13	11-1-2019	10,000	10,950
MetroPCS Communications Incorporated	6.63	11-15-2020	240,000	251,100
MetroPCS Communications Incorporated	7.88	9-1-2018	130,000	140,238
SBA Telecommunications Incorporated 144A	5.63	10-1-2019	10,000	10,300
Sprint Capital Corporation	6.88	11-15-2028	1,100,000	1,111,000
Sprint Capital Corporation	8.75	3-15-2032	220,000	258,500
Sprint Nextel Corporation 144A	9.00	11-15-2018	25,000	31,000
Sprint Nextel Corporation	11.50	11-15-2021	25,000	34,438
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	420,000	437,850
TW Telecommunications Holdings Incorporated	8.00	3-1-2018	130,000	141,375

				2,976,064

Utilities: 2.10%

Electric Utilities: 0.95%
Energy Future Intermediate Holding Company LLC 144A	6.88	8-15-2017	25,000	26,375
IPALCO Enterprises Incorporated	5.00	5-1-2018	100,000	106,500
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	160,000	179,200
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	438,432	499,813
Otter Tail Corporation	9.00	12-15-2016	215,000	251,550

				1,063,438

Gas Utilities: 0.25%
AmeriGas Finance LLC	6.75	5-20-2020	175,000	188,563
AmeriGas Finance LLC	7.00	5-20-2022	75,000	81,000
AmeriGas Partners LP	6.50	5-20-2021	5,000	5,325

				274,888

Independent Power Producers & Energy Traders: 0.90%
Calpine Construction Finance Corporation 144A	7.25	10-15-2017	360,000	382,950
Calpine Construction Finance Corporation 144A	8.00	6-1-2016	125,000	131,875
NRG Energy Incorporated	8.50	6-15-2019	185,000	205,813
NSG Holdings LLC 144A (i)	7.75	12-15-2025	125,000	130,000

10	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Independent Power Producers & Energy Traders (continued)
Reliant Energy Incorporated	7.63%	6-15-2014	$50,000	$53,375
Reliant Energy Incorporated	9.24	7-2-2017	84,017	92,629
Reliant Energy Incorporated	9.68	7-2-2026	10,000	10,900

				1,007,542

Total Corporate Bonds and Notes (Cost $31,529,028)				33,731,137

	Dividend yield		Shares

Preferred Stocks: 15.36%

Financials: 0.05%

Diversified Financial Services: 0.05%
GMAC Capital Trust I ±	7.62		2,200	58,388

Telecommunication Services: 2.15%

Diversified Telecommunication Services: 2.15%
Qwest Corporation	7.00		90,000	2,394,000

Utilities: 13.16%

Electric Utilities: 6.87%
Duke Energy Corporation †	5.13		161,000	4,033,050
Indianapolis Power & Light Company	5.65		20,000	2,006,250
SCE Trust I	5.63		23,000	606,280
Southern California Edison	6.50		5,000	530,938
Wisconsin Public Service	5.08		4,804	484,754

				7,661,272

Multi-Utilities: 6.29%
DTE Energy Company	5.25		100,000	2,544,000
Scana Corporation	7.70		165,000	4,476,450

				7,020,450

Total Preferred Stocks (Cost $16,694,105)				17,134,110

	Interest rate		Principal

Term Loans: 2.79%
Alliance Laundry Systems LLC	9.50	12-10-2019	$98,213	99,932
Capital Automotive LP	5.25	3-11-2017	262,828	264,032
CCM Merger Incorporated	6.00	3-1-2017	172,014	173,304
Centaur LLC <	0.00	2-15-2020	25,000	25,375
Coinmach Corporation	3.21	11-14-2014	268,388	262,349
Crossmark Holdings Incorporated <	0.00	12-21-2020	10,000	10,000
Energy Transfer Equity LP	3.75	3-23-2017	75,000	75,246
Federal-Mogul Corporation	2.14	12-27-2014	81,404	75,740
Federal-Mogul Corporation	2.14	12-27-2015	41,533	38,643
Focus Brands Incorporated	10.25	8-21-2018	176,935	181,358
Greektown Casino LLC <	0.00	12-18-2018	125,000	125,573

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Term Loans (continued)
Level 3 Financing Incorporated	4.75%	2-1-2016	$299,250	$302,617
Springleaf Finance Corporation	5.50	5-10-2017	100,000	100,354
Tallgrass Operations LLC	5.25	11-13-2018	201,829	204,352
Texas Competitive Electric Holdings Company	3.73	10-10-2014	1,471,940	1,056,853
WASH Multifamily Laundry Systems LLC <	0.00	2-15-2019	110,000	110,963

Total Term Loans (Cost $3,331,479)				3,106,691

			Shares

Warrants: 0.06%

Utilities: 0.06%

Electric Utilities: 0.00%
China Hydroelectric Company ADR (Utilities, Electric Utilities) †			10,000	240

Gas Utilities: 0.06%
Kinder Morgan Incorporated (Utilities, Gas Utilities) †			16,000	70,400

Total Warrants (Cost $42,480)				70,640

			Principal

Yankee Corporate Bonds and Notes: 1.62%

Consumer Discretionary: 0.10%

Media: 0.10%
Videotron Limited	5.00	7-15-2022	$35,000	35,613
Videotron Limited	9.13	4-15-2018	75,000	79,125

				114,738

Energy: 0.21%

Oil, Gas & Consumable Fuels: 0.21%
Griffin Coal Mining Company Limited 144A (s)	9.50	12-1-2016	160,361	131,496
Ship Finance International Limited	8.50	12-15-2013	105,000	105,000

				236,496

Financials: 0.11%

Consumer Finance: 0.11%
Wind Acquisition Finance SpA 144A	11.75	7-15-2017	110,000	115,775

Information Technology: 0.27%

Computers & Peripherals: 0.27%
Seagate Technology HDD Holdings	6.80	10-1-2016	50,000	56,250
Seagate Technology HDD Holdings	6.88	5-1-2020	25,000	26,813
Seagate Technology HDD Holdings	7.00	11-1-2021	25,000	27,125
Seagate Technology HDD Holdings	7.75	12-15-2018	170,000	185,513

				295,701

12	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.25%

Metals & Mining: 0.17%
Novelis Incorporated	8.38%	12-15-2017	$100,000	$109,250
Novelis Incorporated	8.75	12-15-2020	75,000	84,000

				193,250

Paper & Forest Products: 0.08%
Sappi Limited 144A	7.50	6-15-2032	100,000	87,500

Telecommunication Services: 0.68%

Diversified Telecommunication Services: 0.61%
Intelsat Bermuda Limited	11.25	2-4-2017	90,000	95,625
Intelsat Jackson Holdings Limited	7.25	4-1-2019	225,000	241,313
Intelsat Jackson Holdings Limited	7.50	4-1-2021	50,000	54,125
Intelsat Jackson Holdings SA	7.25	10-15-2020	150,000	160,875
Intelsat Luxembourg SA	11.50	2-4-2017	125,000	132,969

				684,907

Wireless Telecommunication Services: 0.07%
Digicel Group Limited 144A	12.00	4-1-2014	20,000	21,300
Telesat Canada Incorporated 144A	6.00	5-15-2017	50,000	52,125

				73,425

Total Yankee Corporate Bonds and Notes (Cost $1,699,597)				1,801,792

	Yield		Shares
Short-Term Investments: 6.40%

Investment Companies: 6.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.13		7,142,517	7,142,517

Total Short-Term Investments (Cost $7,142,517)				7,142,517

Total investments in securities
(Cost $117,679,020) *	119.66%			133,451,024
Other assets and liabilities, net	(19.66)			(21,924,117)

Total net assets	100.00%			$111,526,907

Portfolio of investments—February 28, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	13

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

†	Non-income-earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities and/or unfunded loans.

*	Cost for federal income tax purposes is $118,366,914 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,177,764
Gross unrealized depreciation	(5,093,654)

Net unrealized appreciation	$15,084,110

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: April 26, 2013

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: April 26, 2013